Fair value measurements and fair value of financial instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair value measurements and fair value of financial instruments
Fair value measurements and fair value of financial instruments
3.	Fair value measurements and fair value of financial instruments

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities. The Company’s deposits in a money market fund are Level 1 financial instruments.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Company’s short-term investments including commercial paper, corporate debt and U.S. Treasury securities are Level 2 financial instruments.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company’s Series A common stock warrant liability (Series A Common Stock Warrant Liability) and redeemable convertible preferred stock warrant liability (Redeemable Convertible Preferred Stock Warrant Liability) are Level 3 financial instruments.

As of September 30, 2023 and December 31, 2022, financial assets measured at fair value on a recurring basis consist of cash and cash equivalents. The carrying amount of cash and cash equivalents was $101.8 million and $0.2 million as of September 30, 2023 and December 31, 2022, respectively, which approximates the fair value and was determined based upon Level 1 inputs. The fair value of short-term investments is based upon market prices quoted on the last day of the fiscal period or other observable market inputs. The Company obtains pricing information from its investment manager and generally determines the fair value of investment securities using standard observable inputs, including reported trades, broker/dealer quotes, bids and/or offers.

The carrying values of the Company’s accounts payable and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these liabilities.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The Company’s Level 3 liabilities that are measured at fair value on a recurring basis consists of the Series A Common Stock Warrant Liability and the Redeemable Convertible Preferred Stock Warrant Liability.

Marketable securities, all of which are classified as available-for-sale securities, consisted of the following (in thousands):

	As of December 31, 2022
	Amortized	Unrealized	Unrealized	Estimated
	cost	Gains	Losses	Fair Value
Commercial paper	$15,950	$—	$—	$15,950
Corporate debt securities	12,286	—	(65)	12,221
U.S. Treasury securities	4,035	—	(19)	4,016
Total	$32,271	$—	$(84)	$32,187

There were no investments in marketable securities as of September 30, 2023.

The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	September 30, 2023
	Total
	fair value	Level 1	Level 2	Level 3
Liabilities:
Series A Common Stock Warrant Liability	$1	$—	$—	$1

	December 31, 2022
	Total fair
	value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents - money market funds	$38	$38	$—	$—
Commercial paper	15,950	—	15,950	—
Corporate debt securities	12,221	—	12,221	—
U.S. Treasury securities	4,016	—	4,016	—
Total	$32,225	$38	$32,187	$—
Liabilities:
Redeemable Convertible Preferred Stock Warrant Liability	$4	$—	$—	$4

The following tables provide a summary of changes in the estimated fair value of the financial instruments using significant Level 3 inputs (in thousands):

Balance - January 1, 2023	$4
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	1
Change in fair value of Series A Common Stock Warrant Liability	(4)
Balance - September 30, 2023	$1
Balance - January 1, 2022	$7
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	(3)
Balance - December 31, 2022	$4

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at estimated fair value using Level 3 inputs. There were no transfers within the hierarchy during the periods presented.

Redeemable Convertible Preferred Stock Warrant Liability and Series A Common Stock Warrant Liability

In connection with a note payable entered into on April 10, 2015, which was repaid in full in May 2019, the Company issued a warrant to purchase 79,545 shares of Series D redeemable convertible preferred stock. See Note 9. The Company completed its IPO on July 18, 2023. Subsequently, pursuant to the terms of the warrant, the warrant was converted into a warrant to purchase 1,000 shares of Series A common stock and the expiration date was automatically extended until July 18, 2026, the third anniversary date of the closing of the Company’s IPO. The exercise was deemed a cashless exercise.

The Company estimates the fair value of the Series A Common Stock Warrant Liability and the Redeemable Convertible Preferred Stock Warrant Liability using an option pricing model and assumptions that are based on the individual characteristics of the warrants on the valuation date, Series A common stock market price, as well as assumptions for fair value of the underlying redeemable convertible preferred stock, expected volatility, expected life, dividends and risk-free interest rate.

As of September 30, 2023, the fair value of the Series A Common Stock Warrant Liability was determined to be $1.4 thousand assuming a volatility rate of 91.5%, an expected term of 2.80 years, no dividends, and a risk-free interest rate of 4.87%. As of December 31, 2022, the fair value of the Redeemable Convertible Preferred Stock Warrant Liability was determined to be $4.0 thousand assuming a volatility rate of 97.3%, an expected term of 2.28 years, no dividends, and a risk-free interest rate of 4.36%.

For the change in fair value of the Series A Common Stock Warrant Liability, the Company recorded other income of $4.0 thousand for both the three and nine months ended September 30, 2023, respectively, in its unaudited condensed statement of operations and comprehensive loss. For the change in fair value of the Redeemable Convertible Preferred Stock Warrant Liability, the Company recorded other expense of $1.0 thousand for the nine months ended September 30, 2023, and other income of $1.0 thousand and $3.0 thousand for the three and nine months ended September 30, 2022, respectively, in its unaudited condensed statement of operations and comprehensive loss.

3.Fair value measurements and fair value of financial instruments

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities. The Company’s deposits in a money market fund are Level 1 financial instruments.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Company’s short-term investments including commercial paper, corporate debt and U.S. Treasury securities are Level 2 financial instruments.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company’s redeemable convertible preferred stock warrant liability (Redeemable Convertible Preferred Stock Warrant Liability) and Redeemable Convertible Preferred Stock Tranche Liability are Level 3 financial instruments.

During the years ended December 31, 2022 and 2021, financial assets measured at fair value on a recurring basis consist of cash and cash equivalents which include deposits in a money market fund and short-term investments including commercial paper, corporate debt and U.S. Treasury securities. The carrying amount of cash and cash equivalents was $0.2 million and $56.7 million as of December 31, 2022 and 2021, respectively, which approximates the fair value and was determined based upon Level 1 inputs. The fair value of short-term investments is based upon market prices quoted on the last day of the fiscal period or other observable market inputs. The Company obtains pricing information from its investment manager and generally determines the fair value of investment securities using standard observable inputs, including reported trades, broker/dealer quotes, bids and/or offers.

The carrying values of the Company’s accounts payable and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these liabilities.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The Company’s Level 3 liabilities that are measured at fair value on a recurring basis consist of the redeemable convertible preferred stock warrant liability and Redeemable Convertible Preferred Stock Tranche Liability.

Marketable securities, all of which are classified as available-for-sale securities, consisted of the following at December 31, 2022 (in thousands):

	December 31, 2022
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Commercial paper	$15,950	$—	$—	$15,950
Corporate debt securities	12,286	—	(65)	12,221
U.S. Treasury securities	4,035	—	(19)	4,016
Total	$32,271	$—	$(84)	$32,187

There were no marketable securities at December 31, 2021.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2022
	Total fair
	value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents – money market funds	$38	$38	$—	$—
Commercial paper	15,950	—	15,950	—
Corporate debt securities	12,221	—	12,221	—
U.S. Treasury securities	4,016	—	4,016	—
Total	$32,225	$38	$32,187	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$4	$—	$—	$4

	December 31, 2021
	Total fair
	value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents – money market funds	$56,631	$56,631	$—	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$7	$—	$—	$7

The following table provides a summary of changes in the estimated fair value of the financial instruments using significant Level 3 inputs (in thousands):

	Redeemable	Redeemable
	convertible	convertible
	preferred	preferred
	stock	stock
	warrant	tranche
	liability	liability
Balance – January 1, 2021	$9	$—
Change in fair value of redeemable convertible preferred stock warrant liability and establishment of Redeemable Convertible Preferred Stock Tranche Liability	(2)	751
Extinguishment of Redeemable Convertible Stock Tranche Liability upon subsequent issuance of Series F redeemable convertible preferred stock	—	(751)
Balance – December 31, 2021	$7	$—
Change in fair value of Redeemable Convertible Preferred Stock Warrant Liability	(3)	—
Balance – December 31, 2022	$4	$—

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at estimated fair value using Level 3 inputs. There were no transfers within the hierarchy during the periods presented.

Redeemable Convertible Preferred Stock Warrant Liability

In April 2015, the Company entered into a debt agreement with a financial institution which was repaid in full on May 15, 2019. In connection with the debt agreement, the Company issued to the lender 79,545 warrants to purchase Series D redeemable convertible preferred stock with an exercise price of $0.88 per share exercisable immediately with a contractual term of 10 years.

The Company estimates the fair value of the Redeemable Convertible Preferred Stock Warrant Liability using an option pricing model and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for fair value of the underlying redeemable convertible preferred stock, expected volatility, expected life, dividends and risk-free interest rate. The Company will continue to adjust the liability for changes in fair value of these warrants until the earlier of: (i) exercise of warrants; (ii) expiration of warrants; (iii) a change of control of the Company; or (iv) the consummation of an IPO.

As of December 31, 2022, the fair value of the Redeemable Convertible Preferred Stock Warrant Liability was determined to be $4 thousand assuming a volatility rate of 97.3%, an expected term of 2.28 years, no dividends, and a risk-free interest rate of 4.36%.

As of December 31, 2021, the fair value of the Redeemable Convertible Preferred Stock Warrant Liability was determined to be $7 thousand assuming a volatility rate of 87.2%, an expected term of 3.27 years, no dividends, and a risk-free interest rate of 1.01%.

The Company recorded other income of $3 thousand and $2 thousand for the change in fair value of the Redeemable Convertible Preferred Stock Warrant Liability in its statement of operations and comprehensive loss for the years ended December 31, 2022 and 2021, respectively.

Redeemable Convertible Preferred Stock Tranche Liability

The Company determined the right of an investor to purchase shares of Series F redeemable convertible preferred stock in December 2020 met the definition of a freestanding instrument and was classified as a liability. The fair value in December 2020 was determined to be negligible.

Immediately prior to the issuance and sale of Series F redeemable convertible preferred stock in February 2021, the fair value of the Redeemable Convertible Preferred Stock Tranche Liability was calculated to be $0.8 million. The fair value of the Redeemable Convertible Preferred Stock Tranche Liability was estimated using the intrinsic value of the Series F redeemable convertible preferred stock of $0.1391 per share. In February 2021, upon the issuance and sale of shares of Series F redeemable convertible preferred stock, the Redeemable Convertible Preferred Stock Tranche Liability was extinguished.

The Company recorded other expense of $0.8 million for the change in fair value of the Series F Redeemable Convertible Preferred Stock Tranche Liability in its statement of operations and comprehensive loss for the year ended December 31, 2021.